PARENTHETICAL DATA TO THE CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statement of Changes in Stockholder's Equity [Abstract]
Foreign currency translation, tax	$ 24	$ 73	$ 37
Derivative financial instruments
Gains (losses) deferred, tax	0	1	11
(Gains) losses reclassified to earnings, tax	3	16	28
Retained interests
Gains (losses) deferred, tax			9
(Gains) losses reclassified to earnings, tax			$ 11